Acquisitions - Additional Information (Detail) - USD ($) shares in Thousands			1 Months Ended
	Jun. 26, 2015	Oct. 18, 2013	Oct. 31, 2015
Strawberry Cosmetics
Business Acquisition [Line Items]
Equity ownership percentage acquired	70.00%
Business acquisition, total consideration transferred	$ 93,100,000
Cash paid to terminate share purchase agreement			$ 2,000,000
FingerRockz
Business Acquisition [Line Items]
Business acquisition, total consideration transferred		$ 510,000
Common stock shares owned		405
Percentage of ownership interest		51.60%
Goodwill expected to be deductible for tax purpose		$ 0